Marketable securities	12 Months Ended
Dec. 31, 2025
Marketable Securities [Abstract]
Marketable securities
Note 5. Marketable securities
Marketable securities consisted of the following:

	December 31, 2025
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

Corporate bonds	$87,587	$250	$(16)	$87,821
Agency bonds	47,390	25	(36)	47,379
Treasury bills	28,392	19	(2)	28,409
US Government bonds	80,890	196	(2)	81,084
Commercial paper	$4,810	$—	$—	$4,810
Total	$249,069	$490	$(56)	$249,503

	December 31, 2024
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

Corporate bonds	$50,543	$73	$(6)	$50,610
Agency bonds	60,575	121	(59)	60,637
Treasury bills	972	—	(3)	969
US Government bonds	26,177	48	(22)	26,203
Total	$138,267	$242	$(90)	$138,419
As of December 31, 2025 and 2024, no continuous unrealized losses for 12 months or greater were identified.
The following table summarizes the Company’s marketable securities by contractual maturities:

	December 31, 2025	December 31, 2024
Due in 1 year or less	$151,544	$101,818
Due in 1 year through 2 years	97,959	36,601
Total	$249,503	$138,419